Investments and Advances Current (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Investments and Advances [Line Items]
Advances	¥ 824	¥ 790
Certificates of deposit	1,509	1,366
Other Investments and Marketable Securities Current, Total	4,559	2,487
Corporate bonds
Investments and Advances [Line Items]
Marketable securities	1,404	331
U.S. government and agency debt securities
Investments and Advances [Line Items]
Marketable securities	¥ 822